Restructuring Charges - Restructuring Charges Less Releases Recorded in Liabilities Per Line Item in Statement of Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 1	$ 68	$ 264
Cost of Revenue [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	3	18	18
Selling, General and Administrative [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	10	9	155
Research and Development [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ (12)	$ 41	$ 91